Note 7 - Other Equity - Restricted Share Activity (Details) - Restricted share units [member]			9 Months Ended
	Jul. 13, 2018	Mar. 28, 2017	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)
Statement Line Items [Line Items]
Outstanding, beginning of period
Outstanding, beginning of period, weighted average grant date fair value
Granted	150,000	150,000	150,000	150,000
Granted, weighted average grant date fair value			$ 3.35	$ 1.14
Redeemed				(150,000)
Redeemed, weighted average grant date fair value				$ 1.14
Outstanding, end of period			150,000
Outstanding, end of period, weighted average grant date fair value			$ 3.35